Note 16 - Segment and Geographic Information	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
16.	Segment and geographic information

The Company has one line of business with revenues being generated from sales in Europe, Canada, Asia and Asia/Pacific. All significant expenses are generated in the United States. All significant assets are located in the United States.